Fair Value Measurements, Available-For-Sale Securities And Restricted Funds (Supplemental Information Regarding Available-For-Sale Securities Included In Restricted Funds) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales	$ 1,321,398	$ 904,881	$ 50,000
Purchases	1,385,580	921,724	86,527
Restricted Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales	46,325	17,577	4,600
Purchases	$ 86,057	$ 18,981	$ 72,117